Long-term borrowing (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	May 30, 2019 USD ($) Y $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥) Y $ / shares	Dec. 31, 2018 CNY (¥)	May 30, 2019 CNY (¥) Y
Debt Instrument [Line Items]
Fair value of warrant liabilities | ¥			¥ 1,974		¥ 29,005
Gain on change in fair value of aforementioned derivative liabilities		$ 3,997	¥ 27,829	¥ 57,890
Measurement input, share Price
Debt Instrument [Line Items]
Warrants, measurement input | $ / shares	4.0261		4.0261
Measurement Input, expected dividend rate
Debt Instrument [Line Items]
Warrants, measurement input	0		0		0
Measurement Input, risk free interest rate
Debt Instrument [Line Items]
Warrants, measurement input	2.65		2.39		2.65
Measurement Input, expected term
Debt Instrument [Line Items]
Warrants, measurement input | Y	3.0		2.42		3.0
Measurement Input, quoted price
Debt Instrument [Line Items]
Warrants, measurement input | $ / shares	3.40		1.22
Class B Ordinary Shares | Measurement Input, price volatility
Debt Instrument [Line Items]
Warrants, measurement input	56.0		56.0		56.0
RMB Loan [Member] | Lender
Debt Instrument [Line Items]
Debt issued | ¥					¥ 120,000
Interest rate	4.00%				4.00%
Term of debt	24 months
Beijing Moment | Lender
Debt Instrument [Line Items]
Shareholder ownership percentage	10.00%
Warrant Holder | Class B Ordinary Shares
Debt Instrument [Line Items]
Warrant Price | $ / shares	$ 4.0261
Maximum purchase amount | $	$ 14,450
Warrant Holder | Class B Ordinary Shares | Debt not repaid by May 30, 2020
Debt Instrument [Line Items]
Maximum purchase amount | $	17,340
Warrant Holder | Class B Ordinary Shares | Debt not repaid by November 30, 2020
Debt Instrument [Line Items]
Maximum purchase amount | $	$ 21,680
Warrant Holder | Maximum | Class B Ordinary Shares
Debt Instrument [Line Items]
Threshold percentage of ownership held by warrant holder	19.90%